STATEMENTS OF OPERATIONS (Parenthetical)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
STATEMENTS OF OPERATIONS
Basic weighted average shares	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Diluted weighted average shares	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Basic weighted average shares	421,100			421,100
Diluted weighted average shares	421,100			421,100